Consolidated Statement of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 33,633,000		$ 27,725,000		$ 129,558,000		$ 77,845,000
Cost of revenue	28,902,000		22,476,000		103,205,000		62,425,000
Gross profit	4,731,000		5,249,000		26,353,000		15,420,000
Operating expenses:
Research and development	2,810,000		1,196,000		5,310,000		3,368,000
Sales and marketing	3,743,000		1,472,000		6,031,000		6,313,000
General and administrative	7,759,000		3,779,000		17,431,000		11,359,000
Loss on equity investments							(95,000)
Total operating expenses	14,312,000		6,447,000		28,772,000		20,945,000
Loss from operations	(9,581,000)		(1,198,000)		(2,419,000)		(5,525,000)
Other income, net	42,000		82,000		136,000		297,000
Financial income (expense), net	(41,000)		70,000		(439,000)		(416,000)
Foreign currency income (loss)	168,000		(254,000)		(517,000)		(32,000)
Loss before income tax expense (benefit)	(9,412,000)		(1,300,000)		(3,239,000)		(5,676,000)
Income tax expense (benefit)	(589,000)		79,000		2,273,000		1,424,000
Net loss	(8,823,000)		(1,379,000)		(5,512,000)		(7,100,000)
Net loss attributable to non-controlling interests							(2,000)
Net loss attributable to the owners of the parent	$ (8,823,000)		$ (1,379,000)		(5,512,000)		(7,098,000)
Net loss attributable to common stockholders					$ (5,512,000)		$ (7,100,000)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.44)	[1]	$ (0.13)	[1]	$ (0.48)	[2]	$ (0.72)	[2]
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	19,979,589	[1]	10,687,106	[1]	11,603,381	[2]	9,828,411	[2]

[1]	Amounts for the three months ended March 31, 2019 were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and net loss per share, basic and diluted were retrospectively adjusted accordingly.
[2]	Amounts for the year ended December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and net loss per share attributable to common stockholders, basic and diluted were adjusted accordingly